Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Accounts Payable And Accrued Liabilities Abstract
Trade accounts payable	$ 3,937,173	$ 3,677,455	$ 7,094,334
Accrued payroll and payroll taxes	364,437	489,606	743,778
Total accounts payable and accrued liabilities	$ 4,301,610	$ 4,167,061	$ 7,838,112